Stock Based Compensation - Weighted-Average Assumptions (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	0	0	0	223,123
TBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options				16,875
Weighted-average grant date fair value per share				$ 3.73
Expected dividend				$ 0.00
Forfeiture rate				23.00%
Risk-free interest rate				1.50%
Expected life (years)				6 years
Expected volatility (based on historical price)				57.40%
PBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options				156,250
Weighted-average grant date fair value per share				$ 7.13
Expected dividend				$ 0.00
Forfeiture rate				15.00%
PBOs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate				1.68%
Expected life (years)				5 years 3 months 18 days
Expected volatility (based on historical price)				53.60%
PBOs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate				1.70%
Expected life (years)				5 years 4 months 24 days
Expected volatility (based on historical price)				54.10%
MBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options				49,998
Weighted-average grant date fair value per share				$ 9.39
Expected dividend				$ 0.00
Forfeiture rate				15.00%
Risk-free interest rate				2.40%
Expected volatility (based on historical price)				64.40%
MBOs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)				3 years 2 months 12 days
MBOs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)				3 years 10 months 24 days